Share capital and reserves (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share capital and reserves
Summary of allotted, called up and fully paid shares

	June 30,		December 31,
	2022		2021
	No.	£	No.	£
Ordinary of $0.0001 each	209,285,392	15,814	209,135,382	15,804
	209,285,392	15,814	209,135,382	15,804

	December 31,		December 31,
	2021		2020
	No.	£	No.	£
A ordinary of £0.00001 each	—	—	100,000	1.00
B ordinary of £0.00001 each	—	—	4,832	0.05
Ordinary of $0.0001 each	209,135,382	15,804	—	—
	209,135,382	15,804	104,832	1.05